LOANs RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LOAN RECEIVABLES, NET
Loan receivables	¥ 596,747		¥ 1,394,072
Less: Allowance for doubtful accounts	(320,364)		(615,592)
Less:Adoption of new accounting standard	(8,420)
Total	¥ 267,383	$ 40,978	¥ 778,480